Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Pioneer Series Trust XII
Entity Central Index Key	0001051010
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000011217 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Disciplined Growth Fund
Class Name	Class A
Trading Symbol	PINDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Disciplined Growth Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.98%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class A shares at NAV returned 20.57%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 27.14%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 30.75% over the period.
  The Fund adopts an investment strategy that emphasizes a valuation-conscious approach when selecting US stocks. The Fund underperformed relative to its performance benchmark primarily due to a combination of weaker sector allocation and security selection results. Specifically, weaker stock picks in the information technology sectors, and industrials alongside our decision to underweight the information technology sector and overweight the energy sector, contributed to the Fund’s benchmark-relative underperformance.
  The Fund’s underweight allocation to the consumer discretionary sector and overweight allocations to the healthcare and industrials sectors contributed to returns relative to the performance benchmark.
  Security selection in the healthcare, consumer staples and financials sectors contributed to performance relative to the Fund’s performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	13.64%	14.99%	12.56%
Class A (without sales charge)	20.57%	16.35%	13.23%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 1000 Growth Total Return Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 2,051,916,886
Holdings Count | Holding	58	[1]
Advisory Fees Paid, Amount	$ 12,420,480
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$2,051,916,886%
Total number of portfolio holdings	58^^
Total advisory fee paid	$12,420,480
Portfolio turnover rate	84%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000033500 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Disciplined Growth Fund
Class Name	Class C
Trading Symbol	INDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Disciplined Growth Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.80%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class C shares at NAV returned 19.55%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 27.14%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 30.75% over the period.
  The Fund adopts an investment strategy that emphasizes a valuation-conscious approach when selecting US stocks. The Fund underperformed relative to its performance benchmark primarily due to a combination of weaker sector allocation and security selection results. Specifically, weaker stock picks in the information technology sectors, and industrials alongside our decision to underweight the information technology sector and overweight the energy sector, contributed to the Fund’s benchmark-relative underperformance.
  The Fund’s underweight allocation to the consumer discretionary sector and overweight allocations to the healthcare and industrials sectors contributed to returns relative to the performance benchmark.
  Security selection in the healthcare, consumer staples and financials sectors contributed to performance relative to the Fund’s performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	18.55%	15.41%	12.31%
Class C (without contingent deferred sales charge)	19.55%	15.41%	12.31%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 1000 Growth Total Return Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 2,051,916,886
Holdings Count | Holding	58	[2]
Advisory Fees Paid, Amount	$ 12,420,480
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$2,051,916,886%
Total number of portfolio holdings	58^^
Total advisory fee paid	$12,420,480
Portfolio turnover rate	84%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000199249 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Disciplined Growth Fund
Class Name	Class K
Trading Symbol	INKDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Disciplined Growth Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class K shares at NAV returned 20.69%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 27.14%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 30.75% over the period.
  The Fund adopts an investment strategy that emphasizes a valuation-conscious approach when selecting US stocks. The Fund underperformed relative to its performance benchmark primarily due to a combination of weaker sector allocation and security selection results. Specifically, weaker stock picks in the information technology sectors, and industrials alongside our decision to underweight the information technology sector and overweight the energy sector, contributed to the Fund’s benchmark-relative underperformance.
  The Fund’s underweight allocation to the consumer discretionary sector and overweight allocations to the healthcare and industrials sectors contributed to returns relative to the performance benchmark.
  Security selection in the healthcare, consumer staples and financials sectors contributed to performance relative to the Fund’s performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class K shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class K	20.69%	16.40%	13.25%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 1000 Growth Total Return Index	30.75%	19.08%	16.03%

Performance Inception Date	May 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 2,051,916,886
Holdings Count | Holding	58	[3]
Advisory Fees Paid, Amount	$ 12,420,480
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$2,051,916,886%
Total number of portfolio holdings	58^^
Total advisory fee paid	$12,420,480
Portfolio turnover rate	84%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000033501 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Disciplined Growth Fund
Class Name	Class Y
Trading Symbol	INYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer Disciplined Growth Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.83%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s Class Y shares at NAV returned 20.69%. For the same period, the Fund’s broad-based benchmark, the S&P 500 Total Return Index, returned 27.14%. The performance benchmark, the Russell 1000 Growth Total Return Index, returned 30.75% over the period.
  The Fund adopts an investment strategy that emphasizes a valuation-conscious approach when selecting US stocks. The Fund underperformed relative to its performance benchmark primarily due to a combination of weaker sector allocation and security selection results. Specifically, weaker stock picks in the information technology sectors, and industrials alongside our decision to underweight the information technology sector and overweight the energy sector, contributed to the Fund’s benchmark-relative underperformance.
  The Fund’s underweight allocation to the consumer discretionary sector and overweight allocations to the healthcare and industrials sectors contributed to returns relative to the performance benchmark.
  Security selection in the healthcare, consumer staples and financials sectors contributed to performance relative to the Fund’s performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index and the Russell 1000 Growth Total Return Index.
GROWTH OF $5 million

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	20.69%	16.55%	13.46%
S&P 500 Total Return Index	27.14%	15.92%	12.98%
Russell 1000 Growth Total Return Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 2,051,916,886
Holdings Count | Holding	58	[4]
Advisory Fees Paid, Amount	$ 12,420,480
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)
Fund net assets	$2,051,916,886%
Total number of portfolio holdings	58^^
Total advisory fee paid	$12,420,480
Portfolio turnover rate	84%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of August 31, 2024)*
Common Stocks	100.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

C000223251 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer MAP - High Income Municipal Fund
Class Name	Pioneer MAP - High Income Municipal Fund
Trading Symbol	HIMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Pioneer MAP - High Income Municipal Fund (“Fund”) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports. You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pioneer MAP ‑ High Income Municipal Fund+	$0	0.00%
+	The Fund invests as a feeder fund in Pioneer High Income Municipal Portfolio (“the Portfolio”). The expense table reflects the expenses of both the Fund and the Portfolio.

Expenses Paid, Amount	$ 0	[5]
Expense Ratio, Percent	0.00%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended August 31, 2024, the Fund’s shares at NAV returned 9.68%. For the same period, the Fund’s broad-based benchmark, the Bloomberg Municipal Bond Total Return Index, returned 6.09%. The performance benchmark, the Bloomberg High Yield Municipal Total Return Index, returned 12.38% over the period.
  Top relative sector performances included underweights to the underperforming state & local general obligation and transportation sectors, while taxable bonds also performed well. The top sector detractors included overweights to higher education and charter schools.
  Shorter duration positioning within the tobacco master settle agreement (Tobacco MSA) sector detracted from relative performance as rates fell during the period.
  Security selection was positive in many sectors, including electric utilities, housing, and state general obligation bonds.
  From a ratings perspective, almost all rating cohorts in the portfolio were accretive to performance, with the exception of high quality, long duration AA rated bonds that were sold after the rate rising period in the fall of 2023. The below-investment grade and unrated (high yield) sections of the credit spectrum in the portfolio generated positive net returns but detracted from Fund performance relative to the performance benchmark primarily due to security selection within the charter school and special tax sectors.
  Select taxable bonds, which offer yields comparable to their tax-exempt counterparts, were additive to Fund performance. These included Tobacco MSA bonds and revenue bonds issued for the benefit of environmental improvement.
  The top performing state & territory exposures in the Fund included: Indiana, Puerto Rico, California, Michigan and Pennsylvania. The bottom five states based on total return were New York, Texas, Wisconsin, Ohio and Arizona.
  In the second half of the period, the Fund increased exposure modestly to municipal bonds originated in Puerto Rico. This has been beneficial to returns relative to the performance benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in the Fund compared to that of the Bloomberg Municipal Bond Total Return Index and the Bloomberg High Yield Municipal Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Pioneer MAP - High Income Municipal Fund	9.68%	0.73%
Bloomberg Municipal Bond Total Return Index	6.09%	0.02%
Bloomberg High Yield Municipal Total Return Index	12.38%	2.36%
*
Performance of the Fund's shares shown in the graph and table above is from the inception of the Fund on 12/21/20 through 8/31/24. Index information shown in the graph and table above is from 12/31/20 through 8/31/24.

Performance Inception Date	Dec. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results.
Net Assets	$ 10,270	[6]
Holdings Count | Holding	261	[6],[7]
Advisory Fees Paid, Amount	$ 0	[6]
Investment Company Portfolio Turnover	30.00%	[6],[8]
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of August 31, 2024)^
Fund net assets	$10,270%
Total number of portfolio holdings	261^^
Total advisory fee paid	$0
Portfolio turnover rate	30%^^^
^	The Fund invests as a feeder fund in the Portfolio and owns a pro rata interest in the Portfolio’s net assets. State Diversification at August 31, 2024 is based on the holdings of the Portfolio.
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^	Represents the portfolio turnover rate of the Portfolio.
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
^	The Fund invests as a feeder fund in the Portfolio and owns a pro rata interest in the Portfolio’s net assets. State Diversification at August 31, 2024 is based on the holdings of the Portfolio.
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^	Represents the portfolio turnover rate of the Portfolio.
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
STATE DIVERSIFICATION
(as of August 31, 2024)^ *
New York	15.4%
California	12.2%
Indiana	10.3%
Pennsylvania	6.5%
Texas	6.1%
Colorado	5.9%
Illinois	5.5%
Puerto Rico	5.2%
Virginia	4.3%
Florida	4.2%
Other States	24.4%

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.  On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).  Victory Capital is headquartered in San Antonio, Texas.  The closing of the Transaction is subject to certain regulatory approvals and other conditions.  There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.  Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.  The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.  If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.  There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 28, 2024 at https://www.amundi.com/usinvestors/Products/Mutual-Funds or upon request at 1-800-225-6292.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Accountant Change Disagreements [Text Block]
Changes in Accountants
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Fund. There were no disagreements with the Prior Auditor during the two most recent fiscal years and the subsequent interim period through March 25, 2024.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.

[1]	Excluding short-term investments and all derivative contracts except for options purchased.
[2]	Excluding short-term investments and all derivative contracts except for options purchased.
[3]	Excluding short-term investments and all derivative contracts except for options purchased.
[4]	Excluding short-term investments and all derivative contracts except for options purchased.
[5]	The Fund invests as a feeder fund in Pioneer High Income Municipal Portfolio (“the Portfolio”). The expense table reflects the expenses of both the Fund and the Portfolio.
[6]	The Fund invests as a feeder fund in the Portfolio and owns a pro rata interest in the Portfolio’s net assets. State Diversification at August 31, 2024 is based on the holdings of the Portfolio.
[7]	Excluding short-term investments and all derivative contracts except for options purchased.
[8]	Represents the portfolio turnover rate of the Portfolio.